GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ 9,745	$ 2,487,678	$ 61,694	$ (323,454)	$ 56,011
Working capital deficit	$ 9,745